Consolidated Statements of Changes in Equity - USD ($)	Total	Common Stock	Additional Paid in Capital	Subscribed Capital	Subscription Receivable	Retained Earnings (Accumulated Deficits)	Accumulated Other Comprehensive Loss	Total Stockholders' Equity	Non Controlling Interest in Subsidiary
Beginning Balance at Dec. 31, 2016	$ 5,862,318	$ 4,470,839	$ 80,000	$ 1,862,643		$ (551,204)	$ (10)	$ 5,862,268	$ 50
Beginning Balance, Shares at Dec. 31, 2016		19,744,012
Reverse acquisition		$ (4,433,221)	5,756,024	(1,862,643)		539,880	10	50	(50)
Reverse acquisition, Shares		(12,220,291)
Issuance of common stock	4,387,427	$ 1,349	5,838,551	(1,452,473)				4,387,427
Issuance of common stock, Shares		269,849
Issuance of stock warrant	60,000		60,000					60,000
Subscribed capital	1,527,513			1,527,513				1,527,513
Restricted stock vested and transferred to common stock	3,287	$ 2,451	836					3,287
Restricted stock vested and transferred to common stock, Shares		490,163
Stock compensation expense	1,749,446		1,749,446					1,749,446
Net loss for the period	(7,132,464)					(7,132,464)		(7,132,464)
Other comprehensive income (loss)	(3,464)						(3,464)	(3,464)
Ending Balance at Dec. 31, 2017	6,454,063	$ 41,418	13,484,857	75,040		(7,143,788)	(3,464)	6,454,063
Ending Balance, Shares at Dec. 31, 2017		8,283,733
Issuance of stock warrant	26,667		26,667					26,667
Subscription receivable	(559,608)				(559,608)			(559,608)
Subscribed capital	615,608			615,608				615,608
Restricted stock vested and transferred to common stock	42	$ 31	11					42
Restricted stock vested and transferred to common stock, Shares		6,214
Stock compensation expense	275,806		275,806					275,806
Net loss for the period	(1,459,183)					(1,459,183)		(1,459,183)
Other comprehensive income (loss)	2,934						2,934	2,934
Ending Balance at Mar. 31, 2018	5,356,329	$ 41,449	13,787,341	690,648	(559,608)	(8,602,971)	(530)	5,356,329
Ending Balance, Shares at Mar. 31, 2018		8,289,947
Issuance of common stock	41,262,899	$ 5,298	41,388,641	(690,648)	559,608			41,262,899
Issuance of common stock, Shares		1,059,646
Issuance of stock warrant	223,700		223,700					223,700
Restricted stock vested and transferred to common stock	14	$ 10	4					14
Restricted stock vested and transferred to common stock, Shares		2,072
Common stock transferred back to unvested restricted stock	(1,700)	$ (1,267)	(433)					(1,700)
Common stock transferred back to unvested restricted stock, Shares		(253,575)
Stock compensation expense	1,147,155		1,147,155					1,147,155
Net loss for the period	(6,689,157)					(6,689,157)		(6,689,157)
Other comprehensive income (loss)	120,494						120,494	120,494
Ending Balance at Dec. 31, 2018	$ 41,419,734	$ 45,490	$ 56,546,408			$ (15,292,128)	$ 119,964	$ 41,419,734
Ending Balance, Shares at Dec. 31, 2018		9,098,090